Nature of Operations	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations

Darlington Mines Ltd. (the “Company”) was incorporated in the State of Nevada on August 23, 2006. From August 23, 2006 to February 15, 2011 it was first, an exploration stage company, and recently a development stage company. On February 15, 2011 (the “Closing”) the Company closed a voluntary share exchange transaction (the “Share Exchange Transaction”) with The Pulse Beverage Corporation (“Pulse”) by and among the Company, Pulse and the stockholders of Pulse (the “Pulse Stockholders”). The Pulse Beverage Corporation manufactures and distributes Cabana™ 100% Natural Lemonade and plans to launch the PULSE® brand of beverages in late November 2012. Pulse became a wholly-owned subsidiary. On February 16, 2011 the Company’s name was changed to “The Pulse Beverage Corporation”.